Filed Pursuant to Rule 497(e)

Registration No. 333-81209

THE GABELLI UTILITIES FUND (the “Fund”)

Supplement dated January 6, 2020, to the Fund’s Summary Prospectus and Statutory Prospectus, both dated April 30, 2019.

Effective January 1, 2020 (the “Effective Date”), Jose Garza has been added to the Fund’s portfolio management team.

To reflect the change, please note the following:

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Fund” section in the Summary Prospectus and Statutory Prospectus:

Mr. Jose Garza has served as an associate portfolio manager of the Fund since January 1, 2020.

The following paragraph is added immediately after the second paragraph in the section “Management of the Fund—The Portfolio Managers” of the Statutory Prospectus:

Mr. Jose Garza has served as an associate portfolio manager of the Fund since January 1, 2020. He is a portfolio manager and analyst for Gabelli Funds. Mr. Garza began his career G.research, LLC in 2007 as a member of the Utilities research team and rejoined in July 2013 as a research analyst covering water, industrial gas, and analytical instrument companies. Mr. Garza graduated from Yale University with a dual B.A. in Economics and Biology and holds an M.B.A. from Columbia Business School.

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Filed Pursuant to Rule 497(e)

Registration No. 333-81209

THE GABELLI UTLITIES FUND (the “Fund”)

Supplement dated January 6, 2020, to the Fund’s Statement of Additional Information,

dated April 30, 2019.

Effective January 1, 2020 (the “Effective Date”), Jose Garza has been added to the Fund’s portfolio management team.

To reflect the addition, please note the following:

In the “Portfolio Manager Information” section, under the “Other Accounts Managed” sub-section, the following is added with information as of September 30, 2019:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Jose Garza	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	5	$0.2 million	0	$0

Under the “Ownership of Shares in the Fund” sub-section, the following is added:

Team Member	Dollar Range of Equity Securities Held in each Fund*
Jose Garza	A

* Key to Dollar Ranges – Information as of December 31, 2018, except the information for Mr. Garza, which is as of September 30, 2019

A.        None

B.        $1 – $10,000

C.        $10,001 – $50,000

D.        $50,001 – $100,000

E.        $100,001 – $500,000

F.        $500,001 – $1,000,000

G.        over $1,000,000

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